Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2020 lb oz $ / OZ $ / lbs	Dec. 31, 2019 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	47,901	72,977
Average YTD price ($/unit) | $ / lbs	3.52	2.80
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	18,106	16,152
Average YTD price ($/unit) | $ / OZ	1,894	1,522
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	123,380	124,371
Average YTD price ($/unit) | $ / OZ	26.35	17.86